Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 692	$ 761	$ 773
Cash payments	(30)	(48)	(46)
Releases	(83)	(21)	(153)
Additions	124	7	154
Currency translation effects	11	(7)	33
Environmental liabilities provision at end of period	714	692	761
Less current provision	(122)	(58)	(55)
Non-current environmental remediation provisions at end of period	$ 592	634	706
Continuing operations [member]
Environmental provision [roll forward]
Releases		(21)	(153)
Additions		$ 7	$ 154